Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity securities
Amortized cost	$ 5,274,000	$ 5,724,000
Gross unrealized gains	2,531,000	2,142,000
Gross unrealized losses	(488,000)	(447,000)
Fair value	7,317,000	7,419,000
Available-for-sale
Amortized cost	2,588,335,000	2,208,531,000
Gross unrealized gains	73,821,000	19,353,000
Gross unrealized losses	(1,040,000)	(7,543,000)
Available-for-sale investments	2,661,116,000	2,220,341,000
Held-to-maturity
Amortized cost	2,194,371,000	2,208,663,000
Gross unrealized gains	110,526,000	47,814,000
Gross unrealized losses	(141,000)	(490,000)
Held-to-maturity, fair value	2,304,756,000	2,255,987,000
Non-credit impairments recognized in accumulated other comprehensive loss, held-to-maturity investments	0	0	$ 0
Mutual funds
Equity securities
Amortized cost	5,274,000	5,724,000
Gross unrealized gains	2,531,000	2,142,000
Gross unrealized losses	(488,000)	(447,000)
Fair value	7,317,000	7,419,000
US government and federal agencies
Available-for-sale
Amortized cost	2,493,659,000	2,040,171,000
Gross unrealized gains	72,713,000	18,617,000
Gross unrealized losses	(306,000)	(6,342,000)
Available-for-sale investments	2,566,066,000	2,052,446,000
Held-to-maturity
Amortized cost	2,194,371,000	2,208,663,000
Gross unrealized gains	110,526,000	47,814,000
Gross unrealized losses	(141,000)	(490,000)
Held-to-maturity, fair value	2,304,756,000	2,255,987,000
Non-US governments debt securities
Available-for-sale
Amortized cost	22,797,000	26,118,000
Gross unrealized gains	0	82,000
Gross unrealized losses	(389,000)	(524,000)
Available-for-sale investments	22,408,000	25,676,000
Asset-backed securities - Student loans
Available-for-sale
Amortized cost	13,290,000	13,290,000
Gross unrealized gains	0	0
Gross unrealized losses	(345,000)	(399,000)
Available-for-sale investments	12,945,000	12,891,000
Residential mortgage-backed securities
Available-for-sale
Amortized cost	58,589,000	128,952,000
Gross unrealized gains	1,108,000	654,000
Gross unrealized losses	0	(278,000)
Available-for-sale investments	$ 59,697,000	$ 129,328,000